SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 420,635	$ 455,279
Revenue Transferred Over Time [member]
IfrsStatementLineItems [Line Items]
Revenue	217,448	244,528
Revenue Transferred At Point In Time [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 203,187	$ 210,751